Risk Management - Liquidity Risk (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019
Transactions in the course of payment
Contractual maturity of the financial liabilities
Financial liabilities	$ 44,436	$ 98,869
Other financial obligations
Contractual maturity of the financial liabilities
Financial liabilities	117,290	160,725
Non - delivery derivative transactions
Contractual maturity of the financial liabilities
Financial liabilities	4,445,610	5,988,836
Liabilities excluding non-delivery derivative transactions [member]
Contractual maturity of the financial liabilities
Financial liabilities	34,003,780	38,830,423
Obligations under repurchase agreements {Member]
Contractual maturity of the financial liabilities
Financial liabilities	298,808	305,593
Full delivery derivative transactions
Contractual maturity of the financial liabilities
Financial liabilities	2,902,446	4,303,344
Debt instruments issued
Contractual maturity of the financial liabilities
Financial liabilities	8,707,933	10,135,540
Borrowings from financial institutions
Contractual maturity of the financial liabilities
Financial liabilities	1,496,612	1,558,026
Savings accounts and time deposits
Contractual maturity of the financial liabilities
Financial liabilities	10,851,767	10,942,193
Current accounts and other demand deposits
Contractual maturity of the financial liabilities
Financial liabilities	$ 9,584,488	11,326,133
Up to 1 month
Currency's risk used as a percentage of Tier-1 Capital
Adjusted C46 All CCYs as part of Tier-1 Capital	1.00%
Adjusted C46 FCCY as part of Tier-1 Capital	1.00%
Up to 1 month | Transactions in the course of payment
Contractual maturity of the financial liabilities
Financial liabilities	$ 44,436	98,869
Up to 1 month | Other financial obligations
Contractual maturity of the financial liabilities
Financial liabilities	92,896	142,010
Up to 1 month | Non - delivery derivative transactions
Contractual maturity of the financial liabilities
Financial liabilities	297,613	501,461
Up to 1 month | Liabilities excluding non-delivery derivative transactions [member]
Contractual maturity of the financial liabilities
Financial liabilities	15,909,209	18,910,434
Up to 1 month | Obligations under repurchase agreements {Member]
Contractual maturity of the financial liabilities
Financial liabilities	292,231	297,011
Up to 1 month | Full delivery derivative transactions
Contractual maturity of the financial liabilities
Financial liabilities	351,496	378,151
Up to 1 month | Debt instruments issued
Contractual maturity of the financial liabilities
Financial liabilities	101,707	178,310
Up to 1 month | Borrowings from financial institutions
Contractual maturity of the financial liabilities
Financial liabilities	97,661	68,843
Up to 1 month | Savings accounts and time deposits
Contractual maturity of the financial liabilities
Financial liabilities	5,344,294	6,421,107
Up to 1 month | Current accounts and other demand deposits
Contractual maturity of the financial liabilities
Financial liabilities	$ 9,584,488	11,326,133
3 months
Currency's risk used as a percentage of Tier-1 Capital
Adjusted C46 All CCYs as part of Tier-1 Capital	2.00%
Over 3 years and up to 5 years | Other financial obligations
Contractual maturity of the financial liabilities
Financial liabilities	$ 366	167
Over 3 years and up to 5 years | Non - delivery derivative transactions
Contractual maturity of the financial liabilities
Financial liabilities	593,431	738,830
Over 3 years and up to 5 years | Liabilities excluding non-delivery derivative transactions [member]
Contractual maturity of the financial liabilities
Financial liabilities	2,437,020	2,752,088
Over 3 years and up to 5 years | Full delivery derivative transactions
Contractual maturity of the financial liabilities
Financial liabilities	536,506	669,851
Over 3 years and up to 5 years | Debt instruments issued
Contractual maturity of the financial liabilities
Financial liabilities	1,899,529	2,081,579
Over 3 years and up to 5 years | Savings accounts and time deposits
Contractual maturity of the financial liabilities
Financial liabilities	619	491
Over 3 months and up to 12 months [Member] | Other financial obligations
Contractual maturity of the financial liabilities
Financial liabilities	4,857	17,529
Over 3 months and up to 12 months [Member] | Non - delivery derivative transactions
Contractual maturity of the financial liabilities
Financial liabilities	1,028,798	1,461,804
Over 3 months and up to 12 months [Member] | Liabilities excluding non-delivery derivative transactions [member]
Contractual maturity of the financial liabilities
Financial liabilities	5,482,641	4,910,564
Over 3 months and up to 12 months [Member] | Obligations under repurchase agreements {Member]
Contractual maturity of the financial liabilities
Financial liabilities	5,137
Over 3 months and up to 12 months [Member] | Full delivery derivative transactions
Contractual maturity of the financial liabilities
Financial liabilities	648,870	1,132,429
Over 3 months and up to 12 months [Member] | Debt instruments issued
Contractual maturity of the financial liabilities
Financial liabilities	724,724	576,309
Over 3 months and up to 12 months [Member] | Borrowings from financial institutions
Contractual maturity of the financial liabilities
Financial liabilities	946,950	934,144
Over 3 months and up to 12 months [Member] | Savings accounts and time deposits
Contractual maturity of the financial liabilities
Financial liabilities	3,152,103	2,250,153
Over 1 year and up to 3 years | Other financial obligations
Contractual maturity of the financial liabilities
Financial liabilities	18,406	727
Over 1 year and up to 3 years | Non - delivery derivative transactions
Contractual maturity of the financial liabilities
Financial liabilities	712,286	796,805
Over 1 year and up to 3 years | Liabilities excluding non-delivery derivative transactions [member]
Contractual maturity of the financial liabilities
Financial liabilities	2,568,404	3,557,823
Over 1 year and up to 3 years | Full delivery derivative transactions
Contractual maturity of the financial liabilities
Financial liabilities	582,628	974,371
Over 1 year and up to 3 years | Debt instruments issued
Contractual maturity of the financial liabilities
Financial liabilities	1,410,766	2,091,841
Over 1 year and up to 3 years | Borrowings from financial institutions
Contractual maturity of the financial liabilities
Financial liabilities	183,206	206,811
Over 1 year and up to 3 years | Savings accounts and time deposits
Contractual maturity of the financial liabilities
Financial liabilities	373,398	284,073
Over 1 month and up to 3 months | Other financial obligations
Contractual maturity of the financial liabilities
Financial liabilities	730	292
Over 1 month and up to 3 months | Non - delivery derivative transactions
Contractual maturity of the financial liabilities
Financial liabilities	604,200	839,534
Over 1 month and up to 3 months | Liabilities excluding non-delivery derivative transactions [member]
Contractual maturity of the financial liabilities
Financial liabilities	2,710,494	2,884,730
Over 1 month and up to 3 months | Obligations under repurchase agreements {Member]
Contractual maturity of the financial liabilities
Financial liabilities	1,440	8,582
Over 1 month and up to 3 months | Full delivery derivative transactions
Contractual maturity of the financial liabilities
Financial liabilities	190,643	351,351
Over 1 month and up to 3 months | Debt instruments issued
Contractual maturity of the financial liabilities
Financial liabilities	267,665	190,329
Over 1 month and up to 3 months | Borrowings from financial institutions
Contractual maturity of the financial liabilities
Financial liabilities	268,795	348,228
Over 1 month and up to 3 months | Savings accounts and time deposits
Contractual maturity of the financial liabilities
Financial liabilities	1,981,221	1,985,948
Over 5 years | Other financial obligations
Contractual maturity of the financial liabilities
Financial liabilities	35
Over 5 years | Non - delivery derivative transactions
Contractual maturity of the financial liabilities
Financial liabilities	1,209,282	1,650,402
Over 5 years | Liabilities excluding non-delivery derivative transactions [member]
Contractual maturity of the financial liabilities
Financial liabilities	4,896,012	5,814,784
Over 5 years | Full delivery derivative transactions
Contractual maturity of the financial liabilities
Financial liabilities	592,303	797,191
Over 5 years | Debt instruments issued
Contractual maturity of the financial liabilities
Financial liabilities	4,303,542	5,017,172
Over 5 years | Savings accounts and time deposits
Contractual maturity of the financial liabilities
Financial liabilities	$ 132	$ 421